SHARE CAPITAL	9 Months Ended
Dec. 31, 2025
SHARE CAPITAL
SHARE CAPITAL

NOTE 6 — SHARE CAPITAL

The Company is authorized to issue $50,000 common shares with a par value of $1.00 per share. Prior to the closing of the Business Combination, PubCo intends to amend and restate its memorandum and articles of association (the “PubCo A&R MAA”) which will constitute the PubCo A&R MAA. Under the PubCo A&R MAA, PubCo will change to its authorized share capital to US$50,000 divided into 5,000,000,000 shares of US$0.00001 par value each of a single class. Holders of common shares are entitled to one vote per share owned on each matter properly submitted to the shareholders on which the holders of the common shares are entitled to vote. The holders of common shares shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets for funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. As of December 31, 2025, there were one common share issued and outstanding.